Statutory reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Abstract]
Appropriations To Statutory Reserves	$ 347	$ 2,131	$ 2,274